Davis ETFs

# Davis Select U.S. Equity ETF | DUSA
# Davis Select International ETF | DINT
# Davis Select Worldwide ETF | DWLD
# Davis Select Financial ETF | DFNL

(part of Davis Fundamental ETF Trust)

January 31, 2023

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.63%)
COMMUNICATION SERVICES – (14.46%)
Media & Entertainment – (14.46%)
Alphabet Inc., Class C *	281,518	$28,115,203
Meta Platforms, Inc., Class A *	148,984	22,194,146
	Total Communication Services	50,309,349
CONSUMER DISCRETIONARY – (8.96%)
Retailing – (8.96%)
Amazon.com, Inc. *	189,265	19,518,899
JD.com, Inc., Class A, ADR (China)	130,379	7,761,462
Naspers Ltd. - N (South Africa)	7,518	1,453,522
Prosus N.V., Class N (Netherlands)	30,406	2,455,139
	Total Consumer Discretionary	31,189,022
FINANCIALS – (54.08%)
Banks – (21.64%)
Bank of America Corp.	179,962	6,385,052
Danske Bank A/S (Denmark)	248,121	5,169,245
DBS Group Holdings Ltd. (Singapore)	499,491	13,674,201
JPMorgan Chase & Co.	73,762	10,323,730
U.S. Bancorp	336,285	16,746,993
Wells Fargo & Co.	490,352	22,982,798
		75,282,019
Diversified Financials – (24.04%)
Capital Markets – (3.29%)
Bank of New York Mellon Corp.	226,804	11,469,478
Consumer Finance – (11.01%)
American Express Co.	31,746	5,553,328
Capital One Financial Corp.	275,248	32,754,512
		38,307,840
Diversified Financial Services – (9.74%)
Berkshire Hathaway Inc., Class B *	108,782	33,887,769
		83,665,087
Insurance – (8.40%)
Life & Health Insurance – (4.38%)
AIA Group Ltd. (Hong Kong)	636,220	7,194,150
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,036,590	8,051,922
		15,246,072
Property & Casualty Insurance – (4.02%)
Markel Corp. *	9,929	13,989,762
		29,235,834
	Total Financials	188,182,940
HEALTH CARE – (10.77%)
Health Care Equipment & Services – (7.02%)
Cigna Group	52,165	16,519,091
Quest Diagnostics Inc.	53,190	7,897,651
		24,416,742
Pharmaceuticals, Biotechnology & Life Sciences – (3.75%)
Viatris Inc.	1,073,868	13,058,235
	Total Health Care	37,474,977

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	January 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (1.96%)
Capital Goods – (1.96%)
	Owens Corning	70,686	$6,831,802
		Total Industrials	6,831,802
INFORMATION TECHNOLOGY – (7.12%)
Semiconductors & Semiconductor Equipment – (4.88%)
	Applied Materials, Inc.	90,889	10,133,214
	Intel Corp.	242,622	6,856,498
			16,989,712
Technology Hardware & Equipment – (2.24%)
	Samsung Electronics Co., Ltd. (South Korea)	156,212	7,780,956
		Total Information Technology	24,770,668
MATERIALS – (2.28%)
	Teck Resources Ltd., Class B (Canada)	182,895	7,919,353
		Total Materials	7,919,353
	TOTAL COMMON STOCK – (Identified cost $266,955,186)		346,678,111
SHORT-TERM INVESTMENTS – (0.39%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 02/01/23, dated 01/31/23, repurchase value of $790,094 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.25%-9.50%, 02/15/23-09/20/70, total market value $805,800)	$790,000	790,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.29%, 02/01/23, dated 01/31/23, repurchase value of $582,069 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.00%, 01/01/30-01/01/53, total market value $593,640)	582,000	582,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,372,000)		1,372,000
	Total Investments – (100.02%) – (Identified cost $268,327,186)		348,050,111
	Liabilities Less Other Assets – (0.02%)		(74,262)
		Net Assets – (100.00%)	$347,975,849

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.19%)
CONSUMER DISCRETIONARY – (1.35%)
Retailing – (1.35%)
Prosus N.V., Class N (Netherlands)	31,530	$2,545,897
	Total Consumer Discretionary	2,545,897
FINANCIALS – (97.84%)
Banks – (47.66%)
Banks – (45.59%)
Bank of America Corp.	205,431	7,288,692
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	127,031	4,059,911
Danske Bank A/S (Denmark)	320,330	6,673,616
DBS Group Holdings Ltd. (Singapore)	330,686	9,052,950
DNB Bank ASA (Norway)	209,180	3,911,575
Fifth Third Bancorp	235,648	8,551,666
JPMorgan Chase & Co.	68,822	9,632,327
M&T Bank Corp.	21,565	3,364,140
Metro Bank PLC (United Kingdom)*	285,372	487,595
PNC Financial Services Group, Inc.	48,651	8,048,335
Truist Financial Corp.	69,290	3,422,233
U.S. Bancorp	232,560	11,581,488
Wells Fargo & Co.	213,677	10,015,041
		86,089,569
Thrifts & Mortgage Finance – (2.07%)
Rocket Companies, Inc., Class A	415,838	3,913,036
		90,002,605
Diversified Financials – (32.69%)
Capital Markets – (14.38%)
Bank of New York Mellon Corp.	192,809	9,750,351
Charles Schwab Corp.	39,758	3,078,064
Julius Baer Group Ltd. (Switzerland)	165,055	10,587,340
State Street Corp.	40,966	3,741,425
		27,157,180
Consumer Finance – (11.91%)
American Express Co.	43,233	7,562,749
Capital One Financial Corp.	125,465	14,930,335
		22,493,084
Diversified Financial Services – (6.40%)
Berkshire Hathaway Inc., Class B *	38,796	12,085,730
		61,735,994
Insurance – (17.49%)
Life & Health Insurance – (1.31%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	319,000	2,477,897
Property & Casualty Insurance – (14.47%)
Chubb Ltd.	47,522	10,810,780
Loews Corp.	95,382	5,864,085
Markel Corp. *	7,567	10,661,752
		27,336,617
Reinsurance – (1.71%)
Everest Re Group, Ltd.	6,452	2,256,200

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	January 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	98,042	$965,713
			3,221,913
			33,036,427
		Total Financials	184,775,026
	TOTAL COMMON STOCK – (Identified cost $157,808,214)		187,320,923
SHORT-TERM INVESTMENTS – (0.72%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 02/01/23, dated 01/31/23, repurchase value of $779,093 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.25%-9.50%, 02/15/23-09/20/70, total market value $794,580)	$779,000	779,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.29%, 02/01/23, dated 01/31/23, repurchase value of $574,068 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-6.00%, 07/01/28-02/01/53, total market value $585,480)	574,000	574,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,353,000)		1,353,000
	Total Investments – (99.91%) – (Identified cost $159,161,214)		188,673,923
	Other Assets Less Liabilities – (0.09%)		177,728
		Net Assets – (100.00%)	$188,851,651

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.84%)
COMMUNICATION SERVICES – (12.39%)
Media & Entertainment – (12.39%)
Alphabet Inc., Class C *	87,326	$8,721,248
IAC Inc. *	27,034	1,527,421
iQIYI, Inc., Class A, ADR (China)*	209,887	1,406,243
Liberty Media Corp., Liberty Formula One, Series A *	57,765	3,678,475
Liberty Media Corp., Liberty Formula One, Series C *	35,823	2,536,268
Meta Platforms, Inc., Class A *	95,108	14,168,239
	Total Communication Services	32,037,894
CONSUMER DISCRETIONARY – (21.35%)
Consumer Durables & Apparel – (1.23%)
Fila Holdings Corp. (South Korea)	100,216	3,165,318
Retailing – (20.12%)
Alibaba Group Holding Ltd., ADR (China)*	64,856	7,147,131
Amazon.com, Inc. *	98,295	10,137,163
Coupang, Inc., Class A (South Korea)*	126,158	2,130,809
Delivery Hero SE (Germany)*	73,422	4,438,864
JD.com, Inc., Class A, ADR (China)	137,773	8,201,627
Meituan, Class B (China)*	269,640	6,028,039
Naspers Ltd. - N (South Africa)	17,616	3,405,857
Prosus N.V., Class N (Netherlands)	130,637	10,548,314
		52,037,804
	Total Consumer Discretionary	55,203,122
CONSUMER STAPLES – (1.03%)
Food, Beverage & Tobacco – (1.03%)
Darling Ingredients Inc. *	40,222	2,666,316
	Total Consumer Staples	2,666,316
FINANCIALS – (42.71%)
Banks – (18.93%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	119,309	3,813,116
Danske Bank A/S (Denmark)	748,165	15,586,945
DBS Group Holdings Ltd. (Singapore)	501,736	13,735,661
Metro Bank PLC (United Kingdom)*	439,849	751,539
Wells Fargo & Co.	321,484	15,067,955
		48,955,216
Diversified Financials – (13.51%)
Capital Markets – (5.66%)
Julius Baer Group Ltd. (Switzerland)	201,577	12,930,019
Noah Holdings Ltd., Class A, ADS (China)*	89,751	1,698,986
		14,629,005
Consumer Finance – (3.81%)
Capital One Financial Corp.	82,696	9,840,824
Diversified Financial Services – (4.04%)
Berkshire Hathaway Inc., Class B *	33,576	10,459,595
		34,929,424
Insurance – (10.27%)
Life & Health Insurance – (10.27%)
AIA Group Ltd. (Hong Kong)	870,490	9,843,191

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2023 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	2,151,775	$16,714,347
		26,557,538
	Total Financials	110,442,178
HEALTH CARE – (5.41%)
Health Care Equipment & Services – (2.23%)
Cigna Group	18,257	5,781,444
Pharmaceuticals, Biotechnology & Life Sciences – (3.18%)
Viatris Inc.	676,033	8,220,561
	Total Health Care	14,002,005
INDUSTRIALS – (1.31%)
Capital Goods – (1.31%)
Owens Corning	35,024	3,385,070
	Total Industrials	3,385,070
INFORMATION TECHNOLOGY – (12.08%)
Semiconductors & Semiconductor Equipment – (3.15%)
Applied Materials, Inc.	41,362	4,611,449
Intel Corp.	124,790	3,526,566
		8,138,015
Software & Services – (0.59%)
Clear Secure, Inc., Class A	48,621	1,526,213
Technology Hardware & Equipment – (8.34%)
Hollysys Automation Technologies Ltd. (China)	608,881	11,349,542
Samsung Electronics Co., Ltd. (South Korea)	205,163	10,219,216
		21,568,758
	Total Information Technology	31,232,986
MATERIALS – (3.56%)
Teck Resources Ltd., Class B (Canada)	212,652	9,207,832
	Total Materials	9,207,832
TOTAL COMMON STOCK – (Identified cost $235,274,984)		258,177,403
SHORT-TERM INVESTMENTS – (0.16%)
StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 02/01/23, dated 01/31/23, repurchase value of $245,029 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.25%-9.50%, 02/15/23-09/20/70, total market value $249,900)	$245,000	245,000
Truist Securities, Inc. Joint Repurchase Agreement, 4.29%, 02/01/23, dated 01/31/23, repurchase value of $180,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.00%, 04/01/25-01/01/53, total market value $183,600)	180,000	180,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $425,000)		425,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2023 (Unaudited)

	Total Investments – (100.00%) – (Identified cost $235,699,984)	$258,602,403
	Liabilities Less Other Assets – (0.00%)	(10,584)
	Net Assets – (100.00%)	$258,591,819

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (96.72%)
COMMUNICATION SERVICES – (5.21%)
Media & Entertainment – (5.21%)
Baidu, Inc., Class A, ADR (China)*	53,405	$7,192,585
iQIYI, Inc., Class A, ADR (China)*	215,450	1,443,515
	Total Communication Services	8,636,100
CONSUMER DISCRETIONARY – (28.52%)
Consumer Durables & Apparel – (4.46%)
Fila Holdings Corp. (South Korea)	233,815	7,385,037
Retailing – (24.06%)
Alibaba Group Holding Ltd., ADR (China)*	57,048	6,286,690
Coupang, Inc., Class A (South Korea)*	182,384	3,080,466
Delivery Hero SE (Germany)*	40,870	2,470,872
JD.com, Inc., Class A, ADR (China)	108,090	6,434,598
Meituan, Class B (China)*	267,670	5,983,997
Naspers Ltd. - N (South Africa)	40,210	7,774,155
Prosus N.V., Class N (Netherlands)	97,184	7,847,144
		39,877,922
	Total Consumer Discretionary	47,262,959
FINANCIALS – (37.41%)
Banks – (20.07%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	228,825	7,313,247
Danske Bank A/S (Denmark)	467,457	9,738,797
DBS Group Holdings Ltd. (Singapore)	381,290	10,438,298
DNB Bank ASA (Norway)	279,021	5,217,572
Metro Bank PLC (United Kingdom)*	322,019	550,211
		33,258,125
Diversified Financials – (5.65%)
Capital Markets – (5.65%)
Julius Baer Group Ltd. (Switzerland)	122,129	7,833,881
Noah Holdings Ltd., Class A, ADS (China)*	80,699	1,527,632
		9,361,513
Insurance – (11.69%)
Life & Health Insurance – (11.69%)
AIA Group Ltd. (Hong Kong)	638,890	7,224,341
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,564,746	12,154,480
		19,378,821
	Total Financials	61,998,459
INDUSTRIALS – (7.35%)
Capital Goods – (7.35%)
Ferguson plc	52,731	7,429,532
Schneider Electric SE (France)	29,303	4,753,402
	Total Industrials	12,182,934
INFORMATION TECHNOLOGY – (13.70%)
Semiconductors & Semiconductor Equipment – (4.31%)
Tokyo Electron Ltd. (Japan)	20,450	7,147,769
Technology Hardware & Equipment – (9.39%)
Hollysys Automation Technologies Ltd. (China)	410,450	7,650,788
Samsung Electronics Co., Ltd. (South Korea)	158,863	7,913,002
		15,563,790
	Total Information Technology	22,711,559

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	January 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (4.53%)
	Teck Resources Ltd., Class B (Canada)	173,272	$7,502,678
		Total Materials	7,502,678
	TOTAL COMMON STOCK – (Identified cost $149,626,652)		160,294,689
SHORT-TERM INVESTMENTS – (4.16%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 02/01/23, dated 01/31/23, repurchase value of $3,977,475 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.25%-9.50%, 02/15/23-09/20/70, total market value $4,056,540)	$3,977,000	3,977,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.29%, 02/01/23, dated 01/31/23, repurchase value of $2,926,349 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-6.50%, 04/01/25-01/01/53, total market value $2,984,520)	2,926,000	2,926,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,903,000)		6,903,000
	Total Investments – (100.88%) – (Identified cost $156,529,652)		167,197,689
	Liabilities Less Other Assets – (0.88%)		(1,463,922)
		Net Assets – (100.00%)	$165,733,767

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
January 31, 2023 (Unaudited)

Security Valuation - The Funds' Board of Trustees has designated Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser's process for determining the fair value of the Funds' investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
January 31, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$50,309,349	$–	$32,037,894	$8,636,100
Consumer Discretionary	27,280,361	–	27,616,730	15,801,754
Consumer Staples	–	–	2,666,316	–
Financials	154,093,422	151,584,053	40,880,476	8,840,879
Health Care	37,474,977	–	14,002,005	–
Industrials	6,831,802	–	3,385,070	–
Information Technology	16,989,712	–	21,013,770	7,650,788
Materials	7,919,353	–	9,207,832	7,502,678
Total Level 1	300,898,976	151,584,053	150,810,093	48,432,199
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	3,908,661	2,545,897	27,586,392	31,461,205
Financials	34,089,518	33,190,973	69,561,702	53,157,580
Industrials	–	–	–	12,182,934
Information Technology	7,780,956	–	10,219,216	15,060,771
Short-Term Investments	1,372,000	1,353,000	425,000	6,903,000
Total Level 2	47,151,135	37,089,870	107,792,310	118,765,490
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$348,050,111	$188,673,923	$258,602,403	$167,197,689

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At January 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost	$268,579,761	$159,653,304	$236,729,842	$157,442,893
Unrealized appreciation	88,129,008	35,408,030	43,390,067	23,544,370
Unrealized depreciation	(8,658,658)	(6,387,411)	(21,517,506)	(13,789,574)
Net unrealized appreciation	$79,470,350	$29,020,619	$21,872,561	$9,754,796